Annual Fund Operating Expenses - Investor - Vanguard Mid-Cap Growth Index Fund - Investor Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%